RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related party transactions by related party
	Year Ended December 31,
Related parties	2019	2018	2017
Directors and officers	$1,685,242	$1,265,152	$307,425
Linx Partners Ltd.	371,000	401,044	363,781
MaKevCo Consulting Inc.	21,400	21,200	23,600
Sophir Asia Ltd.	19,600	19,100	19,700
	$2,097,242	$1,706,496	$714,506

Related party transactions by nature of transaction
	Year Ended December 31,
Related parties	2019	2018	2017
Consulting and management fees	$218,500	$268,456	$247,525
Directors' fees	103,805	70,378	60,600
Mineral properties	1,171,585	631,610	201,875
Salaries	603,352	736,052	204,506
	$2,097,242	$1,706,496	$714,506